Taxation (Tables)	12 Months Ended
Dec. 31, 2013
Taxation
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate
	Years ended December 31,
	2011	2012	2013
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax effect of other expenses that are not deductible in determining taxable profit	0.1%	0.4%	2.5%
Effect of different tax rate of group entity operating in other jurisdictions	2.8%	7.0%	3.5%
Effect of tax holidays granted to PRC subsidiaries, deferred income tax impact	(0.6)%	(2.8)%	(8.5)%
Effect of tax holidays granted to PRC subsidiaries, current income tax impact	(14.3)%	(13.9)%	(13.7)%
Effect of additional research and development of new technology, products, and processes ("R&D") deduction	(0.8)%	(3.5)%	(1.8)%
Effect of valuation allowance	0.9%	1.4%	1.3%
Withholding tax on undistributed earnings	(2.9)%	—	21.8%
Effect of adjustment of prior year tax benefit	—	(26.0)%	(9.6)%

Effective tax rate	10.2%	(12.4)%	20.5%

Schedule of principal components of the Group's deferred income tax assets and liabilities
	December 31,
	2012	2013
Deferred tax assets:
Deferred revenue and advance from customers	$2,441,578	$2,738,502
Payroll payable and accrued expenses	363,097	639,491
Net operating losses	242,460	475,471
Advertising expenses	151,510	356,419
Other	13,711	292,192

Gross deferred tax assets:	$3,212,356	$4,502,075
Valuation allowances	(242,460)	(335,987)
Net deferred tax assets	$2,969,896	$4,166,088

Deferred tax liabilities:
Amortization of intangible assets	13,473	229,540
Undistributed retained earnings of VIE	—	1,528,594

Net deferred tax liabilities	$13,473	$1,758,134

Deferred tax assets are analyzed as:
Current	$2,969,896	$4,166,088
Non-Current	—	—

	$2,969,896	$4,166,088

Deferred tax liabilities are analyzed as:
Current	$13,473	$1,758,134
Non-Current	—	—

	$13,473	$1,758,134